LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of carrying amounts of right-of-use assets recognized and movements during period

in € thousand	Real Estate	Vehicles	Total
1/1/2022	1,207	306	1,513
Additions to right-of-use assets	144	336	480
Depreciation	(430)	(211)	(642)
Foreign exchange differences	(15)	(2)	(17)
12/31/2022	906	428	1,334
Additions to right-of-use assets	8,402	178	8,581
Depreciation	(543)	(236)	(779)
Foreign exchange differences	(68)	(5)	(73)
12/31/2023	8,697	365	9,063

Schedule of carrying amounts of lease liabilities and movements during period

in € thousand	Lease Liability
1/1/2022	1,528
Additions	433
Interest	68
Payments	(676)
Foreign exchange difference	(19)
12/31/2022	1,333
Additions	10,347
Interest	102
Payments	(819)
Foreign exchange difference	(77)
12/31/2023	10,886

Schedule of combined statement of profit or loss and other comprehensive income (loss) included amounts of lease related expense

in € thousand	2023	2022	2021
Depreciation of right of-use-assets	(779)	(642)	(487)
Interest expense on lease liabilities	(103)	(68)	(49)
Short-term lease expenses	(383)	(523)	(341)
Lease expenses for low-value assets	(7)	(28)	(68)
Total amount recognized in expense	(1,273)	(1,260)	(945)

Schedule of information on total cash outflow from all leases

in € thousand	2023	2022	2021
Principal paid	(715)	(609)	(451)
Interest paid	(103)	(68)	(49)
Short term and low value leases	(391)	(551)	(409)
Total amount paid	(1,209)	(1,227)	(908)

Schedule of maturity analysis of undiscounted lease payments for which right-of-use asset and lease liability

in € thousand	12/31/2023	12/31/2022
≤ 1 year	2,108	564
> 1 ≤ 2 years	1,928	465
> 2 ≤ 5 years	4,081	446
> 5 years	6,014	—
Gross lease liabilities – minimum lease payments	14,130	1,476
Discount and foreign currency effects	(3,244)	143
Present value of the lease liabilities	10,886	1,333